Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liabilities Measured at Fair Value on Recurring Basis	The components of derivative liabilities measured at fair value on a recurring basis were as follows (in millions):

		As of
	Fair value level	December 31, 2022	December 31, 2021
Public warrants	Level 1	$2	$38
Private placement warrants	Level 2	1	28
Common stock warrants		3	66
Earnout share liabilities	Level 3	1	52
Total derivative liabilities		$4	$118

Schedule of Valuation Inputs of the Earnout Share Liability
The valuation inputs utilized in determining the earnout share liability were as follows:

	As of
	December 31, 2022	December 31, 2021
Risk-free interest rates	3.9%	1.5%
Expected term (in years)	8.8	9.8
Expected volatility	50.0%	50.0%

Schedule of Derivative Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the changes in Level 3 derivative liabilities measured at fair value on a recurring basis (in millions):

Earnout share liabilities
Fair value as of December 31, 2021	$52
Change in fair value	(51)
Fair value as of December 31, 2022	$1

Schedule of Fair Value of Derivative Liabilities
The components of change in fair value of derivative liabilities were as follows (in millions):

	Twelve Months Ended December 31,
	2022	2021	2020
Change in fair value of derivative liabilities:
Common stock warrants	$63	$(12)	$—
Earnout share liabilities	51	(8)	—
Total change in fair value of derivative liabilities	$114	$(20)	$—